December 18, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	WisdomTree Trust (the “Trust”) (File No. 333-132380)

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify the following:

a.	the forms of Prospectus and Statement of Additional Information for the WisdomTree Bloomberg U.S. Dollar Bullish Fund, a separate series of the Trust, that would have been filed under paragraph (c) of Rule 497 under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 271 to the Trust’s registration statement on Form N-1A (“PEA No. 271”); and

b.	the text of PEA No. 271 was filed with the Commission via EDGAR on December 13, 2013 and, pursuant to rule 485(b), went effective immediately.

Please do not hesitate to contact the undersigned at 202.373.6799 with any comments or questions you might have.

Very truly yours,

/s/ W. John McGuire
W. John McGuire